ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES	ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

As at December 31 (millions of dollars)	2025	2024
Accrued liabilities	931	776
Accounts payable	358	339
Unearned revenue	313	335
Regulatory liabilities (Note 11)	230	122
Accrued interest	202	178
Lease obligations (Note 21)	14	14
Environmental liabilities	7	11
Derivative liabilities (Note 16)	4	4
	2,059	1,779